UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:                0001738440

Lendmark Funding Trust 2018-1, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_____________
Central Index Key Number of underwriter (if applicable):             N/A

Robert Dennison, (678) 625-6525
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures dated April 30, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Lendmark Financial Funding 2018-1, LLC	(Depositor)

Date	May 1, 2018

/s/ Robert Dennison	(Signature)*
*Print name and title of the signing officer under his signature.

Robert Dennison, Secretary